Revenues (Tables)	3 Months Ended
Mar. 31, 2018
Revenues
Three months ended March 31,
	2018	2017
Zinc concentrate sales	$83,318	$66,280
Zinc concentrate mark-to-market adjustments	(2,652)	1,572
Zinc concentrate by-product sales	1,594	7,114
Zinc concentrate treatment charges	(1,161)	(5,983)
Total revenue from zinc concentrate contracts	81,099	68,983
Copper concentrate sales	24,039	-
Copper concentrate mark-to-market adjustments	(535)	-
Copper concentrate by-product sales	5,323	-
Copper concentrate treatment and refining charges	(3,180)	-
Total revenue from copper concentrate contracts	25,647	-
Other	-	2,664
	$106,746	$71,647